CONSOLIDATED BALANCE SHEET (Parenthetical) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Class A ordinary stock subject to possible redemption, outstanding (in shares)	332,314,737	108,721,433
Ordinary shares, par value, (in dollars per share)	$ 0.0001
Common stock, authorized (in shares)	1,086,027,188
Ordinary shares issued	299,783,421
Ordinary shares outstanding	299,783,421
Class A ordinary share
Common stock, authorized (in shares)	24,452,565
Ordinary shares issued	24,452,565
Ordinary shares outstanding	24,452,565
Class B ordinary shares
Common stock, authorized (in shares)	588,261,164
Ordinary shares issued	171,441,780
Ordinary shares outstanding	171,441,780
Aurora Acquisition Corp
Preference shares, par value, (per share)	$ 0.0001	$ 0.0001
Preference shares, share authorized	5,000,000	5,000,000
Preference shares, share issued	0	0
Preference shares, share outstanding	0	0
Aurora Acquisition Corp | Class A ordinary share
Ordinary shares, par value, (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, authorized (in shares)	500,000,000	500,000,000
Aurora Acquisition Corp | Class A ordinary shares subject to possible redemption
Class A ordinary stock subject to possible redemption, outstanding (in shares)	24,300,287	24,300,287
Class A common stock subject to possible redemption, price per share	$ 10.15
Aurora Acquisition Corp | Class A ordinary shares not subject to possible redemption
Ordinary shares, par value, (in dollars per share)	$ 0.0001
Common stock, authorized (in shares)	500,000,000
Ordinary shares issued	3,500,000	3,500,000
Ordinary shares outstanding	3,500,000	3,500,000
Aurora Acquisition Corp | Class B ordinary shares
Ordinary shares, par value, (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, authorized (in shares)	50,000,000	50,000,000
Ordinary shares issued	6,950,072	6,950,072
Ordinary shares outstanding	6,950,072	6,950,072
Aurora Acquisition Corp | Common stock subject to redemption
Class A common stock subject to possible redemption, price per share	$ 10.15	$ 10.00